CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue		¥ 17,165,656	$ 2,351,685	¥ 16,290,027	¥ 16,553,930
Operating costs and expenses:
Facilitation, origination and servicing (including costs charged by related parties of RMB129,173, RMB118,849 and RMB116,511 for the years ended December 31, 2022, 2023 and 2024, respectively)		2,900,704	397,395	2,659,912	2,373,458
Funding costs		590,935	80,958	645,445	504,448
Sales and marketing (including expenses charged by related parties of RMB406,096, RMB223,627 and RMB103,786 for the years ended December 31, 2022, 2023 and 2024, respectively)		1,725,877	236,444	1,939,885	2,206,948
General and administrative (including expenses charged by related parties of RMB16,937 , RMB13,610 and RMB13,110 for the years ended December 31, 2022, 2023 and 2024, respectively)		449,505	61,582	421,076	412,794
Provision for loans receivable		2,773,323	379,944	2,151,046	1,580,306
Provision for financial assets receivable (including provision generated from related parties of RMB2,662, RMB633 and RMB(200) for the years ended December 31, 2022, 2023 and 2024, respectively)		296,857	40,669	386,090	397,951
Provision for accounts receivable and contract assets (including provision charged by related parties of RMB14,123, RMB(10,197) and RMB1,861 for the years ended December 31, 2022, 2023 and 2024, respectively)		421,481	57,743	175,799	238,065
Provision for contingent liabilities		478,404	65,541	3,053,810	4,367,776
Total operating costs and expenses		9,637,086	1,320,276	11,433,063	12,081,746
Income from operations		7,528,570	1,031,409	4,856,964	4,472,184
Interest income, net		237,015	32,471	217,307	182,301
Foreign exchange (loss) gain		1,512	207	2,356	(160,225)
Investment loss | ¥				(30,112)	(19,888)
Other income, net		125,325	17,169	230,936	268,000
Income before income tax expense		7,892,422	1,081,256	5,277,451	4,742,372
Income tax expense		(1,644,306)	(225,269)	(1,008,874)	(736,804)
Net income		6,248,116	855,987	4,268,577	4,005,568
Net loss attributable to non-controlling interests		16,198	2,219	16,759	18,605
Net income attributable to ordinary shareholders of the Company		¥ 6,264,314	$ 858,206	¥ 4,285,336	¥ 4,024,173
Net income per ordinary share attributable to ordinary shareholders of Qifu Technology, Inc.
Basic (Per share) | (per share)		¥ 21.02	$ 2.88	¥ 13.36	¥ 12.87
Diluted (Per share) | (per share)		¥ 20.64	$ 2.83	¥ 13.04	¥ 12.5
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)		298,012,150	298,012,150	320,749,805	312,589,273
Diluted (in shares)		303,449,864	303,449,864	328,508,945	322,018,510
ADS
Net income per ordinary share attributable to ordinary shareholders of Qifu Technology, Inc.
Basic (Per share) | (per share)	[1]	¥ 42.04	$ 5.76	¥ 26.72	¥ 25.74
Diluted (Per share) | (per share)	[1]	¥ 41.28	$ 5.66	¥ 26.08	¥ 25
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue		¥ 11,719,027	$ 1,605,500	¥ 11,738,560	¥ 11,586,251
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue		1,016,514	139,262	1,667,119	2,086,414
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue		6,636,511	909,198	5,109,921	3,487,951
Revenue from releasing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue		3,695,017	506,215	4,745,898	5,899,153
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue		370,985	50,825	215,622	112,733
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue		5,446,629	746,185	4,551,467	4,967,679
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue		2,116,797	290,000	3,213,955	4,124,726
Referral services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue		2,842,637	389,440	950,016	561,372
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue		¥ 487,195	$ 66,745	¥ 387,496	¥ 281,581

[1]	Based on ADS ratio of 1 ADS to 2 ordinary shares.